SEGMENT INFORMATION - Group's reporting segments (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Revenues
Revenue	$ 206,697,620	$ 172,350,699	$ 160,308,979
Royalties	2,023,548	1,775,790	1,110,463
Initial recognition and changes in the fair value of biological assets	2,826,255	716,741	279,945
Government grants	2,302	24,732	16,372
Total	209,526,177	173,092,172	160,605,296
Cost of sales	(118,641,803)	(93,575,588)	(86,964,881)
Gross margin per segment	$ 90,884,374	$ 79,516,584	$ 73,640,415
% of Segment Revenue	43.00%	46.00%	46.00%
Seed and integrated products
Revenues
Revenue	$ 33,422,140	$ 29,402,332	$ 25,295,755
Royalties	2,023,548	1,775,790	1,110,463
Initial recognition and changes in the fair value of biological assets	1,394,127	41,755
Government grants	2,302	24,732	16,372
Total	34,818,569	29,468,819	25,312,127
Cost of sales	(12,931,763)	(11,581,494)	(9,783,737)
Gross margin per segment	$ 21,886,806	$ 17,887,325	$ 15,528,390
% of Segment Revenue	63.00%	61.00%	61.00%
Crop protection
Revenues
Revenue	$ 113,508,465	$ 93,799,477	$ 89,919,460
Initial recognition and changes in the fair value of biological assets	606,269	418,712	279,945
Total	114,114,734	94,218,189	90,199,405
Cost of sales	(75,138,491)	(53,552,327)	(53,979,391)
Gross margin per segment	$ 38,976,243	$ 40,665,862	$ 36,220,014
% of Segment Revenue	34.00%	43.00%	40.00%
Crop nutrition
Revenues
Revenue	$ 59,767,015	$ 49,148,890	$ 45,093,764
Initial recognition and changes in the fair value of biological assets	825,859	256,274
Total	60,592,874	49,405,164	45,093,764
Cost of sales	(30,571,549)	(28,441,767)	(23,201,753)
Gross margin per segment	$ 30,021,325	$ 20,963,397	$ 21,892,011
% of Segment Revenue	50.00%	42.00%	49.00%
Sale of goods and services
Revenues
Revenue	$ 204,674,072	$ 170,574,909	$ 159,198,516
Sale of goods and services | Seed and integrated products
Revenues
Revenue	31,398,592	27,626,542	24,185,292
Sale of goods and services | Crop protection
Revenues
Revenue	113,508,465	93,799,477	89,919,460
Sale of goods and services | Crop nutrition
Revenues
Revenue	$ 59,767,015	$ 49,148,890	$ 45,093,764